Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of taxes payable

	2019		2018		2017
	Non current	Current	Non current	Current	Non current	Current
VA T	—	3,532	—	2,274	—	1,304
Withholdings and perceptions	—	2,070	—	1,631	—	946
Royalties	—	1,268	—	1,464	—	1,269
Tax on Fuels	—	635	—	1,290	—	452
IIBB	—	512	—	547	—	126
Miscellaneous	1,428	3,420	2,175	2,821	220	2,782

	1,428	11,437	2,175	10,027	220	6,879